Schedule of Investments (unaudited) October 31, 2020	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.7%
AGL Energy Ltd.	4,352	$38,143
Aurizon Holdings Ltd.	13,281	35,217
BHP Group PLC	11,097	214,975
BlueScope Steel Ltd.	3,490	36,047
Coca-Cola Amatil Ltd.	3,494	30,544
Cochlear Ltd.(a)	397	59,254
Dexus	7,318	44,274
Fortescue Metals Group Ltd.	11,599	141,896
GPT Group	5,320	15,068
Magellan Financial Group Ltd.	868	33,642
Medibank Pvt Ltd.	18,712	35,126
Mirvac Group	26,757	39,680
Woolworths Group Ltd.	8,615	231,746

		955,612

Belgium — 2.6%
Ageas SA	1,222	49,209
Etablissements Franz Colruyt NV	379	22,432
Groupe Bruxelles Lambert SA	608	49,861
Proximus SADP	1,054	20,490
Sofina SA	106	27,549
UCB SA	860	84,944

		254,485

Canada — 12.5%
Atco Ltd., Class I	534	14,866
B2Gold Corp.	7,102	45,683
CGI, Inc.(a)	1,644	102,011
CI Financial Corp.	1,438	16,762
Constellation Software, Inc.	137	143,817
Empire Co. Ltd., Class A	1,189	32,440
First Capital Real Estate Investment Trust	733	6,503
Hydro One Ltd.(b)	2,236	48,855
iA Financial Corp., Inc.	716	24,947
IGM Financial, Inc.	573	12,580
Intact Financial Corp.	948	97,924
Kinross Gold Corp.	8,601	68,431
Kirkland Lake Gold Ltd.	1,866	85,015
Loblaw Cos. Ltd.	1,226	61,029
Magna International, Inc.	1,979	101,052
Metro, Inc.	1,721	80,282
Onex Corp.	583	25,205
Open Text Corp.	1,844	67,750
RioCan Real Estate Investment Trust	1,076	11,614
SmartCentres Real Estate Investment Trust	515	8,141
Thomson Reuters Corp.	1,199	93,217
WSP Global, Inc.	727	45,984
Yamana Gold Inc.	6,518	36,252

		1,230,360

China — 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	15,500	10,435

Denmark — 4.1%
Ambu AS	1,118	33,909
Coloplast A/S, Class B	814	119,042

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	3,050	$194,485
Pandora A/S	685	54,341

		401,777

Finland — 0.8%
Elisa OYJ	969	47,645
Orion OYJ, Class B	723	30,944

		78,589

France — 4.3%
Alstom SA(a)	404	18,050
Atos SE(a)	680	46,455
BioMerieux	282	41,990
Bouygues SA	1,539	50,469
Carrefour SA	2,264	35,187
CNP Assurances(a)	1,176	13,264
Iliad SA	101	19,526
Ipsen SA	259	23,590
La Francaise des Jeux SAEM(b)	589	22,095
Peugeot SA(a)	4,019	72,198
SCOR SE(a)	1,099	26,689
Ubisoft Entertainment SA(a)	620	54,767

		424,280

Germany — 2.5%
Brenntag AG	1,058	67,623
Carl Zeiss Meditec AG	277	35,791
Hannover Rueck SE	416	60,454
HeidelbergCement AG	1,019	58,280
RWE AG	724	26,794

		248,942

Hong Kong — 2.7%
CK Asset Holdings Ltd.	17,500	81,261
Hang Lung Properties Ltd.	14,000	34,083
Hongkong Land Holdings Ltd.	7,900	29,002
Kerry Properties Ltd.	4,500	11,041
Sino Land Co. Ltd.(c)	20,235	23,980
Swire Pacific Ltd., Class A	3,500	15,961
Swire Properties Ltd.	7,800	20,931
WH Group Ltd.(b)	65,500	51,589

		267,848

Ireland — 0.2%
AerCap Holdings NV(a)	840	20,857

Italy — 0.5%
Leonardo SpA	2,510	11,968
Telecom Italia SpA	41,286	15,028
Telecom Italia SpA/Milano	57,271	19,454

		46,450

Japan — 20.1%
AGC, Inc.	1,300	40,594
Alfresa Holdings Corp.	1,300	23,803
Amada Co. Ltd.	2,200	19,148
Astellas Pharma, Inc.	12,700	174,154
Brother Industries Ltd.	1,500	23,178
Calbee, Inc.	600	18,406
Daicel Corp.	1,700	12,132
Electric Power Development Co. Ltd.	1,000	13,515
FUJIFILM Holdings Corp.	2,400	122,382

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	1,300	$153,809
Hino Motors Ltd.	2,000	15,323
Hitachi Ltd.	6,600	222,448
Inpex Corp.	7,000	33,197
Japan Airlines Co. Ltd.	700	12,226
JTEKT Corp.	1,400	11,156
Kamigumi Co. Ltd.	700	12,524
Kurita Water Industries Ltd.	700	20,828
Marubeni Corp.	10,700	55,867
Medipal Holdings Corp.	1,200	21,391
Mitsubishi Heavy Industries Ltd.	2,200	47,267
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,700	11,440
NEC Corp.	1,700	85,629
NH Foods Ltd.	600	24,578
Nippon Telegraph & Telephone Corp.	8,800	185,115
Obayashi Corp.	4,500	37,658
ORIX Corp.	9,100	106,427
Ricoh Co. Ltd.	4,600	30,209
Seiko Epson Corp.	1,900	22,066
Shimamura Co. Ltd.	100	10,661
Shinsei Bank Ltd.	1,100	13,235
Shizuoka Bank Ltd.	2,200	14,797
Sumitomo Dainippon Pharma Co. Ltd.	1,100	12,893
Sumitomo Heavy Industries Ltd.	800	17,147
Sumitomo Rubber Industries Ltd.	1,200	10,555
Sundrug Co. Ltd.	500	18,566
Suzuken Co. Ltd.	500	18,050
Taiheiyo Cement Corp.	800	18,778
TIS, Inc.	1,500	28,688
Toho Gas Co. Ltd.	500	25,811
Tohoku Electric Power Co., Inc.	3,000	26,469
Tokyo Electric Power Co. Holdings, Inc.(a)	9,900	25,546
Tokyo Gas Co. Ltd.	2,600	58,915
Toppan Printing Co. Ltd.	1,800	22,889
Tosoh Corp.	1,800	29,177
Toyo Suisan Kaisha Ltd.	600	29,859
Toyoda Gosei Co. Ltd.	400	10,166
Yamazaki Baking Co. Ltd.	800	13,141
Yokohama Rubber Co. Ltd.	700	10,055

		1,971,868

Jordan — 0.3%
Hikma Pharmaceuticals PLC	996	32,383

Netherlands — 8.1%
Aegon NV	12,170	32,737
EXOR NV	739	38,448
Koninklijke Ahold Delhaize NV	7,497	205,536
Koninklijke Philips NV(a)	4,883	226,165
Koninklijke Vopak NV	483	25,106
NN Group NV	2,006	69,811
Randstad NV(a)	820	40,915
Wolters Kluwer NV	1,875	151,812

		790,530

Security	Shares	Value

New Zealand — 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	2,279	$52,724
Spark New Zealand Ltd.	12,672	37,606

		90,330

Singapore — 0.6%
Singapore Exchange Ltd.	5,200	32,980
Venture Corp. Ltd.	1,800	25,374

		58,354

Spain — 0.9%
Enagas SA	916	19,771
Mapfre SA	7,403	11,170
Red Electrica Corp. SA	3,073	54,129

		85,070

Sweden — 3.0%
Boliden AB(a)	1,873	51,075
Evolution Gaming Group AB(b)	871	64,602
ICA Gruppen AB	618	29,255
Kinnevik AB, Class B	1,674	68,549
L E Lundbergforetagen AB, B Shares(a)	513	23,057
Svenska Cellulosa AB SCA, Class B(a)	4,150	56,135

		292,673

Switzerland — 8.5%
Adecco Group AG, Registered Shares	1,062	52,074
Logitech International SA, Registered Shares	1,126	94,726
Nestle SA, Registered Shares	348	39,142
Roche Holding AG	993	319,082
SGS SA, Registered Shares	36	89,921
Sonova Holding AG, Registered Shares(a)	382	90,675
STMicroelectronics NV	1,876	57,226
Swisscom AG, Registered Shares	179	91,040

		833,886

United Kingdom — 15.7%
3i Group PLC	6,707	83,768
Aviva PLC	26,861	89,597
Barratt Developments PLC	6,976	43,604
Berkeley Group Holdings PLC	816	42,904
Burberry Group PLC(a)	2,756	48,403
Direct Line Insurance Group PLC	9,470	32,363
Ferguson PLC	1,535	152,458
Fiat Chrysler Automobiles NV(a)	7,457	91,480
Halma PLC	766	23,507
Hargreaves Lansdown PLC	1,951	34,252
J Sainsbury PLC(a)	12,156	31,730
Kingfisher PLC	14,347	53,356
M&G PLC	17,407	33,111
Pearson PLC	5,347	35,326
Persimmon PLC	2,184	66,124
Rio Tinto Ltd.	2,528	164,456
Rio Tinto PLC	4,252	240,499
RSA Insurance Group PLC	7,066	38,804
Sage Group PLC	7,476	61,512
Smith & Nephew PLC	5,956	103,421

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Taylor Wimpey PLC	22,490	$30,813
Wm Morrison Supermarkets PLC	16,546	34,926

		1,536,414

Total Common Stocks — 98.1% (Cost: $9,525,931)		9,631,143

Preferred Securities

Preferred Stocks — 0.8%

Germany — 0.8%
Fuchs Petrolub SE, Preference Shares	476	24,500
Porsche Automobil Holding SE, Preference Shares	1,044	55,930

		80,430

Total Preferred Securities — 0.8% (Cost: $104,979)		80,430

Total Long-Term Investments — 98.9% (Cost: $9,630,910)		9,711,573

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(d)(e)(f)	22,270	22,285
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(d)(e)	27,321	27,321

Total Short-Term Securities — 0.5% (Cost: $49,608)		49,606

Total Investments — 99.4% (Cost: $9,680,518)		9,761,179

Other Assets Less Liabilities — 0.6%		59,619

Net Assets — 100.0%		$9,820,798

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$22,293	(a)	$—	$(6)	$(2)	$22,285	22,270	$15	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,928	8,393	(a)	—	—	—	27,321	27,321	4		—

					$(6)	$(2)	$49,606		$19		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Multifactor Intl Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	1	12/18/20	$ 34	$(2,738)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$955,612	$—	$955,612
Belgium	22,432	232,053	—	254,485
Canada	1,230,360	—	—	1,230,360
China	—	10,435	—	10,435
Denmark	—	401,777	—	401,777
Finland	—	78,589	—	78,589
France	—	424,280	—	424,280
Germany	—	248,942	—	248,942
Hong Kong	—	267,848	—	267,848
Ireland	20,857	—	—	20,857
Italy	—	46,450	—	46,450
Japan	—	1,971,868	—	1,971,868
Jordan	—	32,383	—	32,383
Netherlands	25,106	765,424	—	790,530
New Zealand	—	90,330	—	90,330
Singapore	—	58,354	—	58,354
Spain	—	85,070	—	85,070
Sweden	—	292,673	—	292,673
Switzerland	—	833,886	—	833,886
United Kingdom	—	1,536,414	—	1,536,414
Preferred Securities
Preferred Stocks	—	80,430	—	80,430

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Multifactor Intl Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$49,606	$—	$—	$49,606

	$1,348,361	$8,412,818	$—	$9,761,179

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,738)	$—	$—	$(2,738)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SCA	Svenska Celluosa Aktiebolaget

5